BUSINESS SEGMENTS (Schedule of Revenues by Geographic Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	$ 46,269,729	$ 43,658,828	$ 42,638,117
Prc [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	40,129,549	38,431,632	34,002,646
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	$ 6,140,180	$ 5,227,196	$ 8,635,471